Share-based payments transactions - Disclosure of Reconciliation of Outstanding Restricted Shares (Details) - Restricted Share Award (RSA) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2025 share $ / shares	Mar. 31, 2024 share $ / shares	Mar. 31, 2023 share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning balance (in shares)	1,951	2,006	1,675
Granted during the year (in shares)	1,560	1,064	962
Vested during the year (in shares)	(628)	(970)	(539)
Forfeited during the year (in shares)	(341)	(149)	(92)
Number of other equity instruments outstanding in share-based payment arrangement, ending balance (in shares)	2,542	1,951	2,006
Weighted average fair value (in USD per share) | $ / shares	$ 3.77	$ 4.26	$ 5.18